S000089317 [Member] Performance Management - iMGP APA Enhanced Income Municipal Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information provides some indication of the risks of investing in the APA Enhanced Income Municipal Fund. The bar chart shows changes in the performance of the APA Enhanced Income Municipal Fund’s Institutional Class shares from year to year. The table below shows how the APA Enhanced Income Municipal Fund’s average annual total returns of the Institutional Class for the 1-year and since inception periods compare to those of a broad-based market index and a secondary market index. Past performance, before and after taxes, does not necessarily indicate how the APA Enhanced Income Municipal Fund will perform in the future. Updated performance information is available on the APA Enhanced Income Municipal Fund’s website at www.imgp.com.

Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, does not necessarily indicate how the APA Enhanced Income Municipal Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the APA Enhanced Income Municipal Fund. The bar chart shows changes in the performance of the APA Enhanced Income Municipal Fund’s Institutional Class shares from year to year. The table below shows how the APA Enhanced Income Municipal Fund’s average annual total returns of the Institutional Class for the 1-year and since inception periods compare to those of a broad-based market index and a secondary market index.
Bar Chart [Heading]	APA Enhanced Income Municipal Fund Institutional Class Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]
During the period shown above, the highest and lowest quarterly returns earned by the APA Enhanced Income Municipal Fund were:

Highest:	2.91%	Quarter ended September 30, 2025
Lowest:	-0.17%	Quarter ended March 31, 2025

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Availability Website Address [Text]	www.imgp.com
Institutional Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest:
Highest Quarterly Return	2.91%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest:
Lowest Quarterly Return	(0.17%)
Lowest Quarterly Return, Date	Mar. 31, 2025